Related Party Disclosures - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
China Resources Verlinvest Health Investment Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest percentage	45.90%	0.90%
Board of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Amount recognized for compensation	$ 1,000,000.0	$ 900,000	$ 100,000
Non-Executive Director | Consulting Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts payable to related party		100,000
Amount paid to related party	100,000	0
Chef Sam | Distribution Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Amount paid to related party	$ 900,000	$ 300,000	500,000
Percentage of ownership interest in related party by member of board of director		33.00%
Members of Key Management, Other Employees and Entity Controlled By Related Parties
Disclosure Of Transactions Between Related Parties [Line Items]
Loans to related parties			$ 3,300,000